Finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings	$ 28,801	$ 29,954
Current portion of non-current borrowings	4,322	3,576
Non-current portion of non-current borrowings	24,479	26,378
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	6,091	4,908
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	22,710	25,046
Banking Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,262	1,285
Banking Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	6,303	8,387
Capital Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,130	2,896
Capital Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	14,384	14,061
Development Banks [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	698	723
Other Debt [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1	4
Other Debt [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	153	155
Export Credit Agencies [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,870	$ 2,443